Fees Summary	Sep. 22, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	338.4
Interest Amount	0
Net Fee	$ 338.4
Offset Table N/A	N/A